Trade and other receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Trade receivables	$ 651	$ 580
Other receivables	41	68
Prepayments	93	92
Total	785	740
Non-current
Finance lease receivables	12	6
Other receivables	5	3
Prepayments	18	4
Total	$ 35	$ 13